Financial instruments and financial risk factors (Tables)	9 Months Ended
Jul. 31, 2022
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

	Balance	Level 2
	$	$
As at July 31, 2022
Accounts receivable	5,267,403	5,267,403
	5,267,403	5,267,403
As at October 31, 2021
Accounts receivable	4,072,701	4,072,701
	4,072,701	4,072,701

Schedule of fair value measurement of liabilities
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

	Balance	Level 1	Level 2
	$	$	$
As at July 31, 2022
Conversion feature of convertible debt (see Note 11)	46,156,445	—	46,156,445
	46,156,445	—	46,156,445
As at October 31, 2021
Conversion feature of convertible debt (see Note 11)	29,028,938	—	29,028,938
Warrants (see Note 12)	82,109,334	53,549,990	28,559,344
	111,138,272	53,549,990	57,588,282

Schedule of fair value measurement of price
The following table sets out the Company's exposure, as of July 31, 2022, in relation to the impact of movements in the Cobalt and Nickel price for the provisionally invoiced sales volume:

	Cobalt		Nickel
	July 31,	October 31,	July 31,	October 31,
	2022	2021	2022	2021
	$	$	$	$
Metric tonnes subject to fair value pricing adjustments	3,212	1,728	3,212	1,728
10% increase in prices	559,396	303,351	866,521	448,266
10% decrease in prices	(559,396)	(303,351)	(866,521)	(448,266)
The following table sets out the period end commodity prices for Cobalt and Nickel for the last 9 months:

	Market price per tonne
	July 31, 2022	April 30, 2022	January 31, 2022	October 31, 2021
Cobalt	55,116	87,634	75,618	60,407
Nickel	22,045	32,419	22,745	19,300